LICENSES AND CONCESSIONS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Contractors [Abstract]
Schedule of Licenses and Concessions Payable

	09/30/2018	12/31/2017
Personal Mobile Services—SMP	4,786	4,649
STFC concessions	68,982	16,261
Total	73,768	20,910
Current	73,768	20,306
Non-current		604

	2017	2016
Personal Mobile Services—SMP	4,649	7,812
STFC concessions	16,261	102,938

Total	20,910	110,750

Current	20,306	106,677
Non-current	604	4,073